Tortoise Global Water ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Canada Water Infrastructure - 2.8%
Stantec Inc.	21,725	$ 1,583,976

France Water Infrastructure - 6.7%
Veolia Environnement SA	101,004	3,824,665

Hong Kong Water Equipment/Services - 0.1%
China Lesso Group Holdings Ltd.	163,000	75,382

Hong Kong Water Infrastructure - 1.3%
Beijing Enterprises Water Group Limited	780,000	166,181
CT Environmental Group Limited (a)(b)	118,443	0
Guangdong Investment Limited	520,000	587,106
		753,287

Japan Water Equipment/Services - 5.0%
Kitz Corporation	15,000	180,188
Kurita Water Industries Ltd.	19,900	1,007,145
LIXIL Corporation	54,300	601,974
Miura Co., Ltd.	21,000	421,972
Nomura Micro Science Co., Ltd.	5,900	130,372
Rinnai Corporation	20,500	465,565
		2,807,216

Japan Water Infrastructure - 1.1%
METAWATER Co., Ltd.	4,600	89,984
Organo Corporation	4,600	374,191
OYO Corporation	3,400	60,594
Tsukishima Holdings Co., Ltd.	6,900	121,889
		646,658

Switzerland Water Equipment/Services - 5.3%
Belimo Holding AG (b)	1,870	1,977,918
Georg Fischer AG	14,685	1,019,148
		2,997,066

Switzerland Water Management - 4.3%
Geberit AG	3,415	2,408,898

United Kingdom Water Equipment/Services - 2.0%
Genuit Group plc	47,983	179,446
Pentair plc	15,657	946,622
		1,126,068

United Kingdom Water Infrastructure - 9.0%
Pennon Group Plc	89,902	583,502
Severn Trent Plc	50,468	2,151,358
United Utilities Group PLC	122,918	2,383,378
		5,118,238

United States Water Equipment/Services - 24.0%
Core & Main, Inc. - Class A (b)	18,227	783,032

Ferguson Enterprises Inc.	17,783		3,992,461
Fortune Brands Innovations, Inc.	11,557		512,322
Primo Brands Corporation	23,905		545,512
Select Water Solutions, Inc.	11,445		223,177
Veralto Corporation	26,136		2,576,226
WaterBridge Infrastructure LLC - Class A	3,732		118,678
Xylem Inc.	37,794		4,161,497
Zurn Elkay Water Solutions Corporation	14,386		687,651
			13,600,556

United States Water Infrastructure - 11.1%
Advanced Drainage Systems, Inc.	6,941		942,102
Energy Recovery, Inc. (b)	4,989		38,465
Franklin Electric Co., Inc.	3,681		368,431
Gorman-Rupp Company	2,020		152,308
H2O America	3,809		241,376
Hayward Holdings, Inc. (b)	19,338		271,699
IDEX Corporation	10,064		2,301,033
Middlesex Water Company	1,803		104,574
Mueller Water Products, Inc. - Class A	15,157		365,890
NWPX Infrastructure Inc. (b)	932		102,445
Onterris, Inc. (b)	3,255		54,424
Otter Tail Corporation	4,064		367,670
Tetra Tech, Inc.	25,142		908,632
The York Water Company	1,570		53,506
			6,272,555

United States Water Management - 3.8%
A.O. Smith Corporation	10,844		641,206
Badger Meter, Inc.	2,825		382,703
Cadiz, Inc. (b)	5,457		21,664
Lindsay Corporation	1,007		115,714
Watts Water Technologies, Inc. - Class A	2,657		971,798
			2,133,085

United States Water Treatment - 7.9%
Ecolab Inc.	15,751		4,460,683

United States Water Utilities - 14.4%
American States Water Company	3,796		338,945
American Water Works Company, Inc.	32,017		4,425,710
California Water Service Group	5,798		289,726
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	402,898		1,958,084
Consolidated Water Co. Ltd.	1,457		43,375
Essential Utilities, Inc.	27,477		1,131,228
			8,187,068
TOTAL COMMON STOCKS (Cost $51,685,170)			55,995,401

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares		Value
First American Government Obligations Fund - Class X, 3.59% (c)	456,117		456,117
TOTAL MONEY MARKET FUNDS (Cost $456,117)			456,117

TOTAL INVESTMENTS - 99.6% (Cost $52,141,287)			56,451,518
Other Assets in Excess of Liabilities - 0.4%		0.00369	208,864
TOTAL NET ASSETS - 100.0%			$ 56,660,382

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC – Public Limited Company

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Tortoise Global Water ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 55,995,401	$ –	$ 0	$ 55,995,401
Money Market Funds	456,117	–	–	456,117
Total Investments	$ 56,451,518	$ –	$ 0	$ 56,451,518

Refer to the Schedule of Investments for further disaggregation of investment categories.